UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                Read instructions at end of Form before preparing
                          Form. Please print or type.

1.      Name and Address of issuer:

        AllianceBernstein Exchange Reserves
        1345 Avenue of the Americas
        New York, New York  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities  of the  issuer,  check  the box but do not  list  series  or
        classes):                                      [X]


3.      Investment Company Act File Number: 811-8294

        Securities Act File Number:
        33-74230

4(a).   Last day of fiscal year for which this Form is filed: September 30, 2005

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

                                                                             [_]

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c).   Check box if this is the last time the issuer  will be filing this Form.

                                                                             [_]

5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities
                sold during the fiscal year
                pursuant to section 24(f):

                                                                $638,280,483
                                                                --------------

        (ii)    Aggregate price of securities
                redeemed or repurchased during the
                fiscal year:

                                                                $965,067,871
                                                                --------------

        (iii)   Aggregate price of securities
                redeemed or repurchased during any
                prior fiscal year ending no
                earlier than October 11, 1995 that
                were not previously used to reduce
                registration fees payable to the
                Commission:

                                                                $745,566,076
                                                                --------------

        (iv)    Total available redemption credits
                [add Items 5(ii) and 5(iii)]:

                                                                $1,710,633,947
                                                                --------------


        (v)     Net sales - if Item 5(i) is
                greater than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:

                                                                            $0
                                                                --------------

        (vi)    Redemption credits available for
                use in future years - if Item 5(i)
                is less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:

                                                                $1,072,353,464
                                                                --------------

        (vii)   Multiplier for determining
                registration fee (See Instruction
                C.9):
                                                                     x .000107

        (viii)  Registration fee due [multiply Item
                5(v) by Item 5(vii)] (enter "0" if
                no fee is due):

                                                                         = $-0-
                                                                          -----

6.      Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:-0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                 /_/                                        N/A
                                 /_/                                        ---

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                          =$-0-
                                                                          -----


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

                                    [ ]     Wire Transfer
                                    [ ]     Mail or other means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Stephen J. Laffey
                              ------------------------
                                  Stephen J. Laffey
                                  Assistant Secretary


Date:  December 19, 2005

*Please print the name and title of the signing officer below the signature.

00250.0163 #627943